EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	LONG BEACH MORTGAGE COMPANY	8180	$1,000,000,595	100%	8180	$996,578,385	5317.32%	0	$0	0.00%	0	$0	0.00%	8180	$996,578,385	5317.32%	0	$0	0.00%	0	$0	0.00%
TOTAL			8180	$1,000,000,595	100%	8180	$996,578,385	5317.32%	0	$0	0.00%	0	$0	0.00%	8180	$996,578,385	5317.32%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	LONG BEACH MORTGAGE COMPANY	6026	$725,466,489	100%	6026	$725,865,588	3811.58%	0	$0	0.00%	0	$0	0.00%	6026	$725,865,588	3811.58%	0	$0	0.00%	0	$0	0.00%
TOTAL			6026	$725,466,489	100%	6026	$725,865,588	3811.58%	0	$0	0.00%	0	$0	0.00%	6026	$725,865,588	3811.58%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	LONG BEACH MORTGAGE COMPANY	10243	$1,125,593,429	100%	10243	$1,560,368,163	3910.27%	0	$0	0.00%	0	$0	0.00%	10243	$1,560,368,163	3910.27%	0	$0	0.00%	0	$0	0.00%
TOTAL			10243	$1,125,593,429	100%	10243	$1,560,368,163	3910.27%	0	$0	0.00%	0	$0	0.00%	10243	$1,560,368,163	3910.27%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	LONG BEACH MORTGAGE COMPANY	6934	$1,001,006,146	100%	6934	$1,000,334,989	3844.21%	0	$0	0.00%	0	$0	0.00%	6934	$1,000,334,989	3844.21%	0	$0	0.00%	0	$0	0.00%
TOTAL			6934	$1,001,006,146	100%	6934	$1,000,334,989	3844.21%	0	$0	0.00%	0	$0	0.00%	6934	$1,000,334,989	3844.21%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	LONG BEACH MORTGAGE COMPANY	14231	$1,508,000,000	100%	14231	$1,984,032,835	3681.07%	0	$0	0.00%	0	$0	0.00%	14231	$1,984,032,835	3681.07%	1	$75,764	0.14%	0	$0	0.00%
TOTAL			14231	$1,508,000,000	100%	14231	$1,984,032,835	3681.06%	0	$0	0.00%	0	$0	0.00%	14231	$1,984,032,835	3681.06%	1	$75,764	0.14%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	LONG BEACH MORTGAGE COMPANY	10069	$1,609,714,899	100%	10069	$1,580,372,237	4000.05%	0	$0	0.00%	0	$0	0.00%	10069	$1,580,372,237	4000.05%	0	$0	0.00%	0	$0	0.00%
TOTAL			10069	$1,609,714,899	100%	10069	$1,580,372,237	4000.05%	0	$0	0.00%	0	$0	0.00%	10069	$1,580,372,237	4000.05%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	LONG BEACH MORTGAGE COMPANY	6742	$1,002,007,280	100%	6742	$993,363,599	3746.75%	0	$0	0.00%	0	$0	0.00%	6742	$993,363,599	3746.75%	0	$0	0.00%	0	$0	0.00%
TOTAL			6742	$1,002,007,280	100%	6742	$993,363,599	3746.75%	0	$0	0.00%	0	$0	0.00%	6742	$993,363,599	3746.75%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	LONG BEACH MORTGAGE COMPANY	6303	$1,000,000,612	100%	6303	$976,417,418	2736.10%	0	$0	0.00%	0	$0	0.00%	6303	$976,417,418	2736.10%	0	$0	0.00%	0	$0	0.00%
TOTAL			6303	$1,000,000,612	100%	6303	$976,417,418	2736.09%	0	$0	0.00%	0	$0	0.00%	6303	$976,417,418	2736.09%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	LONG BEACH MORTGAGE COMPANY	12382	$2,003,659,682	100%	12382	$1,939,723,129	3146.39%	0	$0	0.00%	0	$0	0.00%	12382	$1,939,723,129	3146.39%	0	$0	0.00%	0	$0	0.00%
TOTAL			12382	$2,003,659,682	100%	12382	$1,939,723,129	3146.39%	0	$0	0.00%	0	$0	0.00%	12382	$1,939,723,129	3146.39%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	LONG BEACH MORTGAGE COMPANY	5041	$927,853,522	100%	5041	$897,364,150	2757.84%	0	$0	0.00%	0	$0	0.00%	5041	$897,364,150	2757.84%	0	$0	0.00%	0	$0	0.00%
TOTAL			5041	$927,853,522	100%	5041	$897,364,150	2757.84%	0	$0	0.00%	0	$0	0.00%	5041	$897,364,150	2757.84%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	LONG BEACH MORTGAGE COMPANY	4188	$901,545,597	100%	4188	$875,308,314	2877.06%	0	$0	0.00%	0	$0	0.00%	4188	$875,308,314	2877.06%	0	$0	0.00%	0	$0	0.00%
TOTAL			4188	$901,545,597	100%	4188	$875,308,314	2877.06%	0	$0	0.00%	0	$0	0.00%	4188	$875,308,314	2877.06%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	LONG BEACH MORTGAGE COMPANY	11757	$2,209,103,240	100%	11757	$2,121,868,465	2127.78%	0	$0	0.00%	0	$0	0.00%	11757	$2,121,868,465	2127.78%	0	$0	0.00%	0	$0	0.00%
TOTAL			11757	$2,209,103,240	100%	11757	$2,121,868,465	2127.78%	0	$0	0.00%	0	$0	0.00%	11757	$2,121,868,465	2127.78%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	LONG BEACH MORTGAGE COMPANY	23364	$4,517,684,935	100%	23364	$4,318,750,653	1907.32%	0	$0	0.00%	0	$0	0.00%	23364	$4,318,750,653	1907.32%	0	$0	0.00%	0	$0	0.00%
TOTAL			23364	$4,517,684,935	100%	23364	$4,318,750,653	1907.32%	0	$0	0.00%	0	$0	0.00%	23364	$4,318,750,653	1907.32%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	LONG BEACH MORTGAGE COMPANY	8194	$1,523,305,466	100%	8194	$1,464,266,389	1577.10%	0	$0	0.00%	0	$0	0.00%	8194	$1,464,266,389	1577.10%	0	$0	0.00%	0	$0	0.00%
TOTAL			8194	$1,523,305,466	100%	8194	$1,464,266,389	1577.10%	0	$0	0.00%	0	$0	0.00%	8194	$1,464,266,389	1577.10%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	LONG BEACH MORTGAGE COMPANY	9976	$2,002,830,254	100%	9976	$1,922,734,379	1571.03%	0	$0	0.00%	0	$0	0.00%	9976	$1,922,734,379	1571.03%	0	$0	0.00%	0	$0	0.00%
TOTAL			9976	$2,002,830,254	100%	9976	$1,922,734,379	1571.03%	0	$0	0.00%	0	$0	0.00%	9976	$1,922,734,379	1571.03%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	LONG BEACH MORTGAGE COMPANY	13221	$2,724,537,099	100%	13221	$2,645,207,263	1618.41%	0	$0	0.00%	0	$0	0.00%	13221	$2,645,207,263	1618.41%	0	$0	0.00%	0	$0	0.00%
TOTAL			13221	$2,724,537,099	100%	13221	$2,645,207,263	1618.41%	0	$0	0.00%	0	$0	0.00%	13221	$2,645,207,263	1618.41%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	LONG BEACH MORTGAGE COMPANY	5052	$1,016,304,261	100%	5052	$982,756,734	1473.71%	0	$0	0.00%	0	$0	0.00%	5052	$982,756,734	1473.71%	0	$0	0.00%	0	$0	0.00%
TOTAL			5052	$1,016,304,261	100%	5052	$982,756,734	1473.71%	0	$0	0.00%	0	$0	0.00%	5052	$982,756,734	1473.71%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	LONG BEACH MORTGAGE COMPANY	5638	$1,105,106,536	100%	5638	$1,076,590,646	1657.61%	0	$0	0.00%	0	$0	0.00%	5638	$1,076,590,646	1657.61%	0	$0	0.00%	0	$0	0.00%
TOTAL			5638	$1,105,106,536	100%	5638	$1,076,590,646	1657.61%	0	$0	0.00%	0	$0	0.00%	5638	$1,076,590,646	1657.61%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	LONG BEACH MORTGAGE COMPANY	17236	$3,514,417,933	100%	17236	$3,422,956,292	1395.51%	0	$0	0.00%	0	$0	0.00%	17236	$3,422,956,292	1395.51%	0	$0	0.00%	0	$0	0.00%
TOTAL			17236	$3,514,417,933	100%	17236	$3,422,956,292	1395.51%	0	$0	0.00%	0	$0	0.00%	17236	$3,422,956,292	1395.51%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	LONG BEACH MORTGAGE COMPANY	12935	$2,504,784,085	100%	12935	$2,444,651,415	1358.09%	0	$0	0.00%	0	$0	0.00%	12935	$2,444,651,415	1358.09%	0	$0	0.00%	0	$0	0.00%
TOTAL			12935	$2,504,784,085	100%	12935	$2,444,651,415	1358.09%	0	$0	0.00%	0	$0	0.00%	12935	$2,444,651,415	1358.09%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	LONG BEACH MORTGAGE COMPANY	5937	$1,529,015,326	100%	5937	$1,493,304,573	1052.13%	0	$0	0.00%	0	$0	0.00%	5937	$1,493,304,573	1052.13%	0	$0	0.00%	0	$0	0.00%
TOTAL			5937	$1,529,015,326	100%	5937	$1,493,304,573	1052.13%	0	$0	0.00%	0	$0	0.00%	5937	$1,493,304,573	1052.13%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	LONG BEACH MORTGAGE COMPANY	16094	$2,974,479,513	100%	16094	$2,909,203,997	1276.95%	0	$0	0.00%	0	$0	0.00%	16094	$2,909,203,997	1276.95%	0	$0	0.00%	0	$0	0.00%
TOTAL			16094	$2,974,479,513	100%	16094	$2,909,203,997	1276.95%	0	$0	0.00%	0	$0	0.00%	16094	$2,909,203,997	1276.95%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	LONG BEACH MORTGAGE COMPANY	14075	$2,761,008,899	100%	14075	$2,688,142,650	987.13%	0	$0	0.00%	0	$0	0.00%	14075	$2,688,142,650	987.13%	0	$0	0.00%	0	$0	0.00%
TOTAL			14075	$2,761,008,899	100%	14075	$2,688,142,650	987.13%	0	$0	0.00%	0	$0	0.00%	14075	$2,688,142,650	987.13%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	LONG BEACH MORTGAGE COMPANY	9604	$2,194,745,157	100%	9604	$2,134,233,557	861.79%	0	$0	0.00%	0	$0	0.00%	9604	$2,134,233,557	861.79%	0	$0	0.00%	0	$0	0.00%
TOTAL			9604	$2,194,745,157	100%	9604	$2,134,233,557	861.79%	0	$0	0.00%	0	$0	0.00%	9604	$2,134,233,557	861.79%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	LONG BEACH MORTGAGE COMPANY	11375	$2,501,866,736	100%	11375	$2,433,917,476	667.10%	0	$0	0.00%	0	$0	0.00%	11375	$2,433,917,476	667.10%	0	$0	0.00%	0	$0	0.00%
TOTAL			11375	$2,501,866,736	100%	11375	$2,433,917,476	667.10%	0	$0	0.00%	0	$0	0.00%	11375	$2,433,917,476	667.10%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	4841	$1,033,338,946	100%	4841	$984,778,501	397.41%	0	$0	0.00%	0	$0	0.00%	4841	$984,778,501	397.41%	0	$0	0.00%	0	$0	0.00%
TOTAL			4841	$1,033,338,946	100%	4841	$984,778,501	397.41%	0	$0	0.00%	0	$0	0.00%	4841	$984,778,501	397.41%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6608	$1,532,272,816	100%	6608	$1,454,267,448	374.07%	0	$0	0.00%	0	$0	0.00%	6608	$1,454,267,448	374.07%	0	$0	0.00%	0	$0	0.00%
TOTAL			6608	$1,532,272,816	100%	6608	$1,454,267,448	374.07%	0	$0	0.00%	0	$0	0.00%	6608	$1,454,267,448	374.07%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	LONG BEACH MORTGAGE COMPANY	14914	$3,006,587,525	100%	14914	$2,923,953,673	709.74%	0	$0	0.00%	0	$0	0.00%	14914	$2,923,953,673	709.74%	0	$0	0.00%	0	$0	0.00%
TOTAL			14914	$3,006,587,525	100%	14914	$2,923,953,673	709.74%	0	$0	0.00%	0	$0	0.00%	14914	$2,923,953,673	709.74%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	LONG BEACH MORTGAGE COMPANY	8177	$1,750,539,307	100%	8177	$1,703,232,812	663.45%	0	$0	0.00%	0	$0	0.00%	8177	$1,703,232,812	663.45%	0	$0	0.00%	0	$0	0.00%
TOTAL			8177	$1,750,539,307	100%	8177	$1,703,232,812	663.45%	0	$0	0.00%	0	$0	0.00%	8177	$1,703,232,812	663.45%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	LONG BEACH MORTGAGE COMPANY	9947	$1,923,931,222	100%	9947	$1,868,374,912	616.33%	0	$0	0.00%	0	$0	0.00%	9947	$1,868,374,912	616.33%	1	$290,123	0.10%	0	$0	0.00%
TOTAL			9947	$1,923,931,222	100%	9947	$1,868,374,912	616.33%	0	$0	0.00%	0	$0	0.00%	9947	$1,868,374,912	616.33%	1	$290,123	0.10%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	LONG BEACH MORTGAGE COMPANY	9595	$1,925,965,129	100%	9595	$1,860,688,386	524.16%	0	$0	0.00%	0	$0	0.00%	9595	$1,860,688,386	524.16%	0	$0	0.00%	0	$0	0.00%
TOTAL			9595	$1,925,965,129	100%	9595	$1,860,688,386	524.16%	0	$0	0.00%	0	$0	0.00%	9595	$1,860,688,386	524.16%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7973	$1,696,308,794	100%	7973	$1,635,824,996	527.65%	0	$0	0.00%	0	$0	0.00%	7973	$1,635,824,996	527.65%	0	$0	0.00%	0	$0	0.00%
TOTAL			7973	$1,696,308,794	100%	7973	$1,635,824,996	527.65%	0	$0	0.00%	0	$0	0.00%	7973	$1,635,824,996	527.65%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7648	$1,632,830,233	100%	7648	$1,564,753,021	449.68%	0	$0	0.00%	0	$0	0.00%	7648	$1,564,753,021	449.68%	1	$234,279	0.07%	3	$658,884	0.19%
TOTAL			7648	$1,632,830,233	100%	7648	$1,564,753,021	449.68%	0	$0	0.00%	0	$0	0.00%	7648	$1,564,753,021	449.68%	1	$234,279	0.07%	3	$658,884	0.19%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6646	$1,418,910,068	100%	6646	$1,361,395,168	479.34%	0	$0	0.00%	0	$0	0.00%	6646	$1,361,395,168	479.34%	0	$0	0.00%	2	$383,581	0.14%
TOTAL			6646	$1,418,910,068	100%	6646	$1,361,395,168	479.34%	0	$0	0.00%	0	$0	0.00%	6646	$1,361,395,168	479.34%	0	$0	0.00%	2	$383,581	0.14%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7173	$1,563,345,085	100%	7173	$1,495,954,371	423.11%	0	$0	0.00%	0	$0	0.00%	7173	$1,495,954,371	423.11%	0	$0	0.00%	0	$0	0.00%
TOTAL			7173	$1,563,345,085	100%	7173	$1,495,954,371	423.11%	0	$0	0.00%	0	$0	0.00%	7173	$1,495,954,371	423.11%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	LONG BEACH MORTGAGE COMPANY	8568	$533,687,570	100%	8568	$524,540,778	3471.81%	0	$0	0.00%	0	$0	0.00%	8568	$524,540,778	3471.81%	0	$0	0.00%	0	$0	0.00%
TOTAL			8568	$533,687,570	100%	8568	$524,540,778	3471.81%	0	$0	0.00%	0	$0	0.00%	8568	$524,540,778	3471.81%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	LONG BEACH MORTGAGE COMPANY	9169	$1,907,889,166	100%	9169	$1,840,572,673	793.65%	0	$0	0.00%	0	$0	0.00%	9169	$1,840,572,673	793.65%	0	$0	0.00%	0	$0	0.00%
TOTAL			9169	$1,907,889,166	100%	9169	$1,840,572,673	793.65%	0	$0	0.00%	0	$0	0.00%	9169	$1,840,572,673	793.65%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	LONG BEACH MORTGAGE COMPANY	10374	$1,912,302,287	100%	10374	$1,857,186,331	828.23%	0	$0	0.00%	0	$0	0.00%	10374	$1,857,186,331	828.23%	0	$0	0.00%	2	$367,567	0.16%
TOTAL			10374	$1,912,302,287	100%	10374	$1,857,186,331	828.23%	0	$0	0.00%	0	$0	0.00%	10374	$1,857,186,331	828.23%	0	$0	0.00%	2	$367,567	0.16%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	LONG BEACH MORTGAGE COMPANY	10974	$1,921,482,693	100%	10974	$1,867,037,218	858.65%	0	$0	0.00%	0	$0	0.00%	10974	$1,867,037,218	858.65%	0	$0	0.00%	0	$0	0.00%
TOTAL			10974	$1,921,482,693	100%	10974	$1,867,037,218	858.65%	0	$0	0.00%	0	$0	0.00%	10974	$1,867,037,218	858.65%	0	$0	0.00%	0	$0	0.00%
GRAND TOTAL			377404	$69,643,428,532	100%	377404	$68,530,873,585	1000.75%	0	$0	0.00%	0	$0	0.00%	377404	$68,530,873,585	1000.75%	3	$600,167	0.01%	7	$1,410,032	0.02%

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(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.